Bank Notes Payable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Total	$ 1,802,884	$ 2,888,053
Industrial and Commercial Bank of China [Member]
Short-term Debt [Line Items]
Total		286,902
ABC, due various dates from January 26, 2020 to June 20, 2020 [Member]
Short-term Debt [Line Items]
Total	$ 1,802,884
ABC, due various dates from January 4, 2019 to June 27, 2019 [Member]
Short-term Debt [Line Items]
Total		$ 2,601,151